Property and Equipment (Including Right of Use Assets)	12 Months Ended
Apr. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY AND EQUIPMENT (INCLUDING RIGHT OF USE ASSETS)
7.
PROPERTY AND EQUIPMENT (INCLUDING RIGHT OF USE ASSETS)

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2024	229	21	15,144	165	307	5,143	31	21,040
Additions	12	22	210	207	20	812	79	1,362
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	40	2	820	18	9	300	—	1,189
Balance, April 30, 2025	281	45	16,174	291	336	6,255	110	23,492
Additions	136	1	—	126	—	626	125	1,014
Discontinued Operations	(205)	(39)	(12,852)	—	(148)	(4,425)	—	(17,669)
Disposals	(15)	—	—	(32)	—	—	—	(47)
Foreign exchange	(8)	1	211	4	2	(182)	—	28
Balance, April 30, 2026	189	8	3,533	389	190	2,274	235	6,818

Accumulated Depreciation:
Balance, April 30, 2024	146	6	1,831	112	102	2,147	—	4,344
Depreciation	66	8	1,922	67	65	788	—	2,916
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	11	—	158	7	3	390	—	569
Balance, April 30, 2025	223	14	3,911	87	170	3,325	—	7,730
Depreciation	50	6	286	72	54	686	—	1,154
Discontinued Operations	(129)	(17)	(3,262)	—	(78)	(2,822)	—	(6,308)
Disposals	(15)	—	—	(32)	—	—	—	(47)
Foreign exchange	(11)	1	59	4	1	188	—	242
Balance, April 30, 2026	118	4	994	131	147	1,377	—	2,771

Net Book Value:
April 30, 2025	58	31	12,263	204	166	2,930	110	15,762
April 30, 2026	71	4	2,539	258	43	897	235	4,047